Cover	Mar. 14, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Entity File Number	001-40466
Entity Registrant Name	SUMMIT HEALTHCARE ACQUISITION CORP.
Entity Central Index Key	0001839185
Entity Tax Identification Number	98-1574360
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1101, 11th Floor
Entity Address, Address Line Two	1 Lyndhurst Tower, 1 Lyndhurst Terrace
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2155-7212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	SMIHU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	SMIH
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SMIHW
Security Exchange Name	NASDAQ